ProShares Inflation Expectations Expense Example - ProShares Inflation Expectations - None	May 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	$ 1,290